COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9:-       COMMITMENTS AND CONTINGENCIES

a.
The Company and its subsidiary lease their facilities and motor vehicles under various operating lease agreements that expire on various dates.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2013	$698
2014	522
2015	384

$1,604

 Operating lease expenses for the Company and its subsidiary were approximately $ 551, $ 383 and $ 397 in the years ended December 31, 2012, 2011 and 2010, respectively.

b.	The Company provided bank guarantees in the amount of $ 96 and check deposit in the amount of $ 40 in favor of its offices' lessor in Israel and California, U.S, respectively.

c.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenues arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the years ended December 31, 2012 and 2011 the Company incurred no obligation to pay or accrue any amounts to the OCS. For the year ended December 31, 2010, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of comprehensive loss in the amount of $ 39. As of December 31, 2012, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 8,695.

Under the BIRD plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of December 31, 2012 the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and as such no correlated contingent obligation was recorded (see also Note 2l).

d.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. The agreement includes time based research and commercial licenses to use specific mAb Technology Company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs (the "Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) $ 150 in consideration for the associated biological materials which was recorded as other accounts receivables and prepaid expenses and will be charged to the statement of comprehensive loss in accordance with actual use of materials during each measured period  (iii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product  that achieved all such milestone events. In addition, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of December 31, 2012 the Company did not incur any obligation for such Contingent Fees.

In December 2012, the Company replenished the associated biological materials to support the research and development activities performed under the Agreement in the amount of $ 100 which was recorded as other accounts receivables and prepaid expenses.

During the period from June 25, 2012 to December 31, 2012 the Company charged expenses to the statement of comprehensive loss in the amount of $ 109 related to the Agreement.

e.
As mentioned in Note 8 the investor is entitle to receive Participation Rights and mAb Participation Interest under the research and development funding arrangement and the mAb Funding Arrangement, respectively. As of December 31, 2012 the Company did not incur any obligation under these arrangements.